UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A Common Stock CIK0001812667 CC Neuberger Principal Holdings II	Class A CIK0001812667 CC Neuberger Principal Holdings II	Class B Common Stock CIK0001812667 CC Neuberger Principal Holdings II	Common Stock	Additional Paid-in Capital CIK0001812667 CC Neuberger Principal Holdings II	Retained Earnings CIK0001812667 CC Neuberger Principal Holdings II	CIK0001812667 CC Neuberger Principal Holdings II	Total
Beginning balance at May. 11, 2020	$ 0		$ 0		$ 0	$ 0	$ 0
Stockholders Equity, Beginning Balance (in shares) at May. 11, 2020	0		0
Net loss						(41,818,646)	(41,818,646)
Ending balance at Dec. 31, 2020	$ 0	$ (115,268,153)	$ 2,570		0	(115,270,723)	(115,268,153)	$ (367,288,000)
Stockholders Equity, ending Balance (in shares) at Dec. 31, 2020	0		25,700,000	153,303,505
Net loss	$ 0		$ 0		0	27,381,743	27,381,743
Ending balance at Mar. 31, 2021	$ 0		$ 2,570		0	(87,888,980)	(87,886,410)
Stockholders Equity, ending Balance (in shares) at Mar. 31, 2021	0		25,700,000	153,303,505
Beginning balance at Dec. 31, 2020	$ 0	(115,268,153)	$ 2,570		0	(115,270,723)	(115,268,153)	(367,288,000)
Stockholders Equity, Beginning Balance (in shares) at Dec. 31, 2020	0		25,700,000	153,303,505
Net loss						(2,703,894)	(2,703,894)
Ending balance at Dec. 31, 2021	$ 0	$ (117,972,047)	$ 2,570		0	(117,974,617)	(117,972,047)	(346,741,000)
Stockholders Equity, ending Balance (in shares) at Dec. 31, 2021	0		25,700,000	153,313,505
Net loss	$ 0		$ 0		0	17,019,868	17,019,868
Ending balance at Mar. 31, 2022	$ 0		$ 2,570		$ 0	$ (100,954,749)	$ (100,952,179)	$ (344,157,000)
Stockholders Equity, ending Balance (in shares) at Mar. 31, 2022	0		25,700,000	153,322,880